ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 26.8%
	APPAREL & TEXTILE PRODUCTS - 0.3%
1,853	NIKE, Inc., Class B	$ 308,839

	ASSET MANAGEMENT - 0.5%
496	BlackRock, Inc.	454,118

	BANKING - 1.5%
10,893	Bank of America Corporation	484,630
5,494	Citigroup, Inc.	331,783
10,441	Fifth Third Bancorp	454,705
6,604	Wells Fargo & Company	316,860
		1,587,978
	BEVERAGES - 0.7%
4,062	PepsiCo, Inc.	705,610

	BIOTECH & PHARMA - 1.8%
1,845	Amgen, Inc.	415,070
8,159	Bristol-Myers Squibb Company	508,714
1,519	Eli Lilly & Company	419,578
6,366	Merck & Company, Inc.	487,890
		1,831,252
	CABLE & SATELLITE - 0.4%
8,351	Comcast Corporation, Class A	420,306

	DIVERSIFIED INDUSTRIALS - 0.3%
1,877	3M Company	333,411

	E-COMMERCE DISCRETIONARY - 0.6%
181	Amazon.com, Inc.(a)	603,515

	ENTERTAINMENT CONTENT - 0.7%
4,902	Walt Disney Company(a)	759,271

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 26.8% (Continued)
	INSURANCE - 0.3%
5,953	American International Group, Inc.	$ 338,488

	INTERNET MEDIA & SERVICES - 1.3%
288	Alphabet, Inc., Class C(a)	833,354
1,571	Meta Platforms, Inc., Class A(a)	528,406
		1,361,760
	LEISURE FACILITIES & SERVICES - 0.5%
1,735	McDonald's Corporation	465,101

	MEDICAL EQUIPMENT & DEVICES - 0.2%
2,207	Medtronic PLC	228,314

	MORTGAGE FINANCE - 8.9%
305,142	AGNC Investment Corporation	4,589,336
586,027	Annaly Capital Management, Inc.	4,582,731
		9,172,067
	MULTI ASSET CLASS REIT - 0.4%
4,632	WP Carey, Inc.	380,056

	OFFICE REIT - 0.0%
1,071	Orion Office REIT, Inc.(a)	19,996

	RETAIL - CONSUMER STAPLES - 0.5%
3,814	Walmart, Inc.	551,848

	RETAIL - DISCRETIONARY - 0.6%
1,436	Home Depot, Inc.	595,954

	RETAIL REIT - 0.8%
10,719	Realty Income Corporation	767,373

	SEMICONDUCTORS - 0.4%
8,069	Intel Corporation	415,553

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares				Fair Value
	COMMON STOCKS — 26.8% (Continued)
	SOFTWARE - 1.5%
3,149	Microsoft Corporation			$ 1,059,072
1,994	salesforce.com, Inc.(a)			506,735
				1,565,807
	TECHNOLOGY HARDWARE - 1.0%
5,766	Apple, Inc.			1,023,869

	TECHNOLOGY SERVICES - 2.3%
4,874	Fiserv, Inc.(a)			505,872
1,702	Mastercard, Inc., Class A			611,563
3,103	PayPal Holdings, Inc.(a)			585,164
2,844	Visa, Inc., Class A			616,323
				2,318,922
	TELECOMMUNICATIONS - 0.9%
3,972	T-Mobile US, Inc.(a)			460,673
9,366	Verizon Communications, Inc.			486,657
				947,330
	TRANSPORTATION & LOGISTICS - 0.4%
1,983	United Parcel Service, Inc., Class B			425,036

	TOTAL COMMON STOCKS (Cost $25,461,761)			27,581,774

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 47.0%
	BANKING - 18.9%
850,000	Bank of America Corporation	4.2500	10/22/26	939,067
550,000	Bank of America Corporation	4.1830	11/25/27	602,535
3,600,000	Bank of America Corporation	6.1100	01/29/37	4,860,130
1,250,000	Citigroup, Inc.	4.4500	09/29/27	1,395,662
3,700,000	Citigroup, Inc.	6.1250	08/25/36	5,070,785
100,000	JPMorgan Chase & Company	4.2500	10/01/27	112,340
3,900,000	Wachovia Corporation	5.5000	08/01/35	4,962,381
1,350,000	Wells Fargo & Company	4.3000	07/22/27	1,506,111
				19,449,011

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 47.0% (Continued)
	BIOTECH & PHARMA - 1.0%
1,000,000	Amgen, Inc.	3.1500	02/21/40	$ 1,030,446

	INSTITUTIONAL FINANCIAL SERVICES - 7.8%
4,770,000	Goldman Sachs Group, Inc.	6.7500	10/01/37	6,788,635
1,100,000	Morgan Stanley	4.3500	09/08/26	1,216,526
				8,005,161
	INSURANCE - 3.9%
2,400,000	American International Group, Inc.	3.8750	01/15/35	2,661,393
1,100,000	American International Group, Inc.	4.7000	07/10/35	1,318,788
				3,980,181
	LEISURE FACILITIES & SERVICES - 5.7%
4,000,000	McDonald's Corporation	4.7000	12/09/35	4,885,072
1,000,000	Starbucks Corporation	2.5500	11/15/30	1,022,143
				5,907,215
	SPECIALTY FINANCE - 1.0%
250,000	Capital One Financial Corporation	3.7500	03/09/27	270,981
750,000	Capital One Financial Corporation	3.8000	01/31/28	817,779
				1,088,760
	TECHNOLOGY HARDWARE - 0.3%
250,000	Apple, Inc.	4.5000	02/23/36	314,617

	TELECOMMUNICATIONS - 8.4%
800,000	AT&T, Inc.	5.2500	03/01/37	993,331
4,800,000	AT&T, Inc.	4.5000	05/15/35	5,561,421
750,000	Verizon Communications, Inc.	4.5000	08/10/33	884,165
1,000,000	Verizon Communications, Inc.	4.2720	01/15/36	1,176,773
				8,615,690

	TOTAL CORPORATE BONDS (Cost $48,193,005)			48,391,081

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 3.6%
	SALES TAX - 1.0%
1,000,000	Metropolitan Atlanta Rapid Transit Authority	2.6800	07/01/40	$ 974,921

	WATER AND SEWER - 2.6%
1,000,000	City of Cincinnati OH Water System Revenue	2.6260	12/01/40	1,016,247
750,000	City of Dallas TX Waterworks & Sewer System	2.5300	10/01/37	739,870
1,000,000	Suffolk County Water Authority	2.3100	06/01/39	966,736
				2,722,853

	TOTAL MUNICIPAL BONDS (Cost $3,791,906)			3,697,774

	U.S. GOVERNMENT & AGENCIES — 82.6%
	AGENCY FIXED RATE - 73.0%
329,670	Fannie Mae Pool(b)	4.0000	08/01/47	350,746
1,449,964	Fannie Mae Pool	3.5000	04/01/48	1,568,356
3,192,393	Fannie Mae Pool(b)	3.0000	07/01/50	3,325,223
4,024,544	Fannie Mae Pool(b)	3.0000	10/01/50	4,194,898
243,462	Freddie Mac Pool	4.5000	02/01/49	264,504
3,537,706	Freddie Mac Pool(b)	3.0000	11/01/50	3,717,840
108,634	Ginnie Mae I Pool	6.0000	09/15/32	119,793
82,438	Ginnie Mae I Pool	6.0000	01/15/33	90,803
34,218	Ginnie Mae I Pool	6.0000	06/15/33	38,874
79,937	Ginnie Mae I Pool	6.0000	08/15/33	88,035
314,243	Ginnie Mae I Pool	6.5000	10/15/37	357,894
905,066	Ginnie Mae I Pool(b)	4.0000	01/15/46	1,018,825
1,343,790	Ginnie Mae I Pool(b)	4.0000	01/15/48	1,512,235
665,781	Ginnie Mae I Pool(b)	4.0000	03/15/48	749,149
831,861	Ginnie Mae I Pool(b)	4.0000	03/15/48	936,116
1,355,162	Ginnie Mae I Pool(b)	3.5000	04/15/48	1,510,115
781,042	Ginnie Mae I Pool(b)	4.0000	04/15/48	877,065
593,622	Ginnie Mae I Pool	4.0000	05/15/48	657,947
801,388	Ginnie Mae I Pool(b)	4.5000	05/15/48	913,462
582,459	Ginnie Mae I Pool	4.0000	08/15/48	645,908
501,647	Ginnie Mae I Pool(b)	4.0000	11/15/48	556,259

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 82.6% (Continued)
	AGENCY FIXED RATE - 73.0% (Continued)
1,303,779	Ginnie Mae I Pool(b)	4.5000	02/15/49	$ 1,524,299
3,911,954	Ginnie Mae I Pool(b)	4.0000	07/15/49	4,403,510
745,625	Ginnie Mae I Pool(b)	4.5000	02/15/50	869,964
1,367,687	Ginnie Mae I Pool(b)	3.5000	10/15/51	1,524,863
974,744	Ginnie Mae II Pool(b)	4.0000	08/20/47	1,033,443
1,897,899	Ginnie Mae II Pool(b)	4.0000	09/20/47	2,016,312
473,810	Ginnie Mae II Pool(b)	4.0000	10/20/47	500,218
2,072,326	Ginnie Mae II Pool(b)	4.5000	02/20/48	2,207,885
853,840	Ginnie Mae II Pool(b)	4.0000	03/20/48	964,540
1,301,571	Ginnie Mae II Pool(b)	4.0000	03/20/48	1,477,179
1,033,178	Ginnie Mae II Pool(b)	4.5000	07/20/48	1,176,075
865,822	Ginnie Mae II Pool(b)	4.0000	09/20/48	982,470
1,390,125	Ginnie Mae II Pool(b)	4.0000	09/20/48	1,577,763
594,345	Ginnie Mae II Pool(b)	4.5000	09/20/48	667,106
1,704,785	Ginnie Mae II Pool(b)	4.5000	02/20/49	1,936,484
193,706	Ginnie Mae II Pool(b)	4.5000	05/20/49	205,121
1,590,920	Ginnie Mae II Pool(b)	3.5000	09/20/49	1,668,641
1,526,687	Ginnie Mae II Pool(b)	3.5000	02/20/50	1,697,401
2,950,854	Ginnie Mae II Pool(b)	4.0000	02/20/50	3,349,205
2,772,727	Ginnie Mae II Pool(b)	3.5000	07/20/51	3,082,816
8,039,902	Ginnie Mae II Pool(b)	3.0000	08/20/51	8,347,609
5,572,415	Ginnie Mae II Pool(b)	3.5000	10/20/51	6,194,557
1,534,780	Ginnie Mae II Pool(b)	4.0000	10/20/51	1,741,497
2,222,306	Ginnie Mae II Pool(b)	4.0000	12/20/51	2,521,630
				75,164,635

	AGENCY MBS OTHER - 9.6%
25,000	Ginnie Mae I Pool	7.5000	10/15/22	25,548
25,000	Ginnie Mae I Pool	7.0000	05/15/23	25,249
39,850	Ginnie Mae I Pool	7.0000	07/15/24	40,247
44,834	Ginnie Mae I Pool	7.5000	12/15/24	45,331
33,550	Ginnie Mae I Pool	7.0000	02/15/25	33,662
45,992	Ginnie Mae I Pool	7.5000	02/15/25	47,013
25,000	Ginnie Mae I Pool	7.0000	03/15/25	25,173

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 82.6% (Continued)
	AGENCY MBS OTHER - 9.6% (Continued)
25,000	Ginnie Mae I Pool	7.5000	03/15/25	$ 26,002
43,625	Ginnie Mae I Pool	7.5000	04/15/25	43,906
25,000	Ginnie Mae I Pool	7.5000	04/15/25	25,539
48,249	Ginnie Mae I Pool	8.0000	05/15/25	48,564
37,416	Ginnie Mae I Pool	7.5000	06/15/25	37,656
32,075	Ginnie Mae I Pool	7.5000	06/15/25	32,766
42,212	Ginnie Mae I Pool	7.5000	06/15/25	43,138
33,418	Ginnie Mae I Pool	7.5000	06/15/25	34,757
48,405	Ginnie Mae I Pool	7.5000	09/15/25	48,941
25,000	Ginnie Mae I Pool	7.0000	11/15/25	25,124
66,478	Ginnie Mae I Pool	7.5000	12/15/25	67,883
25,000	Ginnie Mae I Pool	7.0000	01/15/26	25,124
25,000	Ginnie Mae I Pool	7.0000	02/15/26	25,124
41,133	Ginnie Mae I Pool	7.0000	04/15/26	41,337
25,000	Ginnie Mae I Pool	7.5000	04/15/26	25,267
25,000	Ginnie Mae I Pool	7.5000	05/15/26	25,500
25,000	Ginnie Mae I Pool	7.0000	06/15/26	25,194
42,647	Ginnie Mae I Pool	7.5000	07/15/26	43,501
49,114	Ginnie Mae I Pool	7.0000	08/15/26	49,518
42,308	Ginnie Mae I Pool	7.0000	08/15/26	43,017
36,020	Ginnie Mae I Pool	7.0000	08/15/26	36,471
38,823	Ginnie Mae I Pool	7.0000	08/15/26	39,125
45,992	Ginnie Mae I Pool	7.0000	08/15/26	46,884
48,072	Ginnie Mae I Pool	7.0000	08/15/26	49,071
43,602	Ginnie Mae I Pool	7.5000	09/15/26	44,067
47,125	Ginnie Mae I Pool	7.0000	10/15/26	48,079
39,181	Ginnie Mae I Pool	7.0000	11/15/26	39,751
25,000	Ginnie Mae I Pool	7.0000	01/15/27	25,907
27,344	Ginnie Mae I Pool	7.0000	01/15/27	27,533
73,979	Ginnie Mae I Pool	7.0000	01/15/27	74,411
25,000	Ginnie Mae I Pool	7.0000	03/15/27	25,907
48,076	Ginnie Mae I Pool	7.0000	03/15/27	49,090
31,687	Ginnie Mae I Pool	7.0000	03/15/27	31,892
25,000	Ginnie Mae I Pool	7.0000	04/15/27	25,170

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 82.6% (Continued)
	AGENCY MBS OTHER - 9.6% (Continued)
25,000	Ginnie Mae I Pool	7.0000	04/15/27	$ 25,907
25,000	Ginnie Mae I Pool	7.0000	04/15/27	25,163
28,189	Ginnie Mae I Pool	7.0000	04/15/27	28,282
37,614	Ginnie Mae I Pool	6.5000	05/15/27	37,840
25,000	Ginnie Mae I Pool	7.0000	05/15/27	25,163
38,556	Ginnie Mae I Pool	7.0000	05/15/27	38,755
96,286	Ginnie Mae I Pool	6.5000	06/15/27	97,901
25,000	Ginnie Mae I Pool	7.0000	06/15/27	25,170
25,000	Ginnie Mae I Pool	7.0000	06/15/27	25,907
42,686	Ginnie Mae I Pool	6.5000	07/15/27	42,965
68,520	Ginnie Mae I Pool	6.5000	07/15/27	68,559
36,642	Ginnie Mae I Pool	7.0000	07/15/27	36,956
45,309	Ginnie Mae I Pool	7.0000	08/15/27	45,605
28,583	Ginnie Mae I Pool	7.0000	08/15/27	28,778
43,132	Ginnie Mae I Pool	7.0000	08/15/27	43,643
39,459	Ginnie Mae I Pool	7.0000	08/15/27	40,890
57,734	Ginnie Mae I Pool	7.0000	09/15/27	58,094
36,467	Ginnie Mae I Pool	7.0000	01/15/28	36,943
25,000	Ginnie Mae I Pool	7.0000	03/15/28	25,372
45,057	Ginnie Mae I Pool	6.5000	04/15/28	45,140
25,000	Ginnie Mae I Pool	7.0000	04/15/28	25,372
25,000	Ginnie Mae I Pool	7.0000	06/15/28	25,372
25,000	Ginnie Mae I Pool	7.0000	04/15/29	25,310
25,000	Ginnie Mae I Pool	7.0000	04/15/29	25,238
25,000	Ginnie Mae I Pool	7.0000	06/15/29	25,310
25,000	Ginnie Mae I Pool	7.0000	07/15/29	25,310
25,000	Ginnie Mae I Pool	7.0000	09/15/29	25,310
35,993	Ginnie Mae I Pool	7.0000	11/15/29	36,440
34,119	Ginnie Mae I Pool	7.0000	01/15/30	34,298
33,338	Ginnie Mae I Pool	7.0000	01/15/30	33,656
25,000	Ginnie Mae I Pool	7.0000	02/15/30	25,538
25,000	Ginnie Mae I Pool	7.0000	03/15/30	25,538
25,000	Ginnie Mae I Pool	7.0000	03/15/30	25,292
25,000	Ginnie Mae I Pool	7.0000	04/15/30	25,166

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 82.6% (Continued)
	AGENCY MBS OTHER - 9.6% (Continued)
40,836	Ginnie Mae I Pool	7.0000	05/15/30	$ 41,144
38,156	Ginnie Mae I Pool	7.0000	05/15/30	38,355
25,000	Ginnie Mae I Pool	7.0000	05/15/30	25,326
25,000	Ginnie Mae I Pool	7.0000	05/15/30	25,292
25,000	Ginnie Mae I Pool	7.0000	05/15/30	25,538
45,756	Ginnie Mae I Pool	7.0000	06/15/30	46,072
25,000	Ginnie Mae I Pool	7.0000	06/15/30	25,538
25,000	Ginnie Mae I Pool	7.0000	06/15/30	25,292
25,000	Ginnie Mae I Pool	7.0000	06/15/30	25,326
25,000	Ginnie Mae I Pool	7.0000	06/15/30	25,337
25,000	Ginnie Mae I Pool	7.0000	06/15/30	25,365
25,000	Ginnie Mae I Pool	7.0000	07/15/30	25,538
40,738	Ginnie Mae I Pool	7.0000	07/15/30	41,009
25,000	Ginnie Mae I Pool	7.0000	08/15/30	25,365
25,000	Ginnie Mae I Pool	7.0000	08/15/30	25,337
41,433	Ginnie Mae I Pool	7.0000	08/15/30	41,757
34,540	Ginnie Mae I Pool	7.0000	09/15/30	35,283
41,711	Ginnie Mae I Pool	7.0000	09/15/30	42,199
45,189	Ginnie Mae I Pool	7.0000	09/15/30	45,779
41,521	Ginnie Mae I Pool	7.0000	10/15/30	42,127
25,000	Ginnie Mae I Pool	7.0000	10/15/30	25,337
44,210	Ginnie Mae I Pool	7.0000	11/15/30	44,535
85,518	Ginnie Mae I Pool	7.0000	12/15/30	87,083
48,134	Ginnie Mae I Pool	6.5000	01/15/31	49,093
44,416	Ginnie Mae I Pool	7.0000	01/15/31	45,015
30,400	Ginnie Mae I Pool	7.0000	01/15/31	30,852
44,094	Ginnie Mae I Pool	7.0000	02/15/31	44,474
25,000	Ginnie Mae I Pool	6.5000	03/15/31	26,371
80,148	Ginnie Mae I Pool	6.5000	03/15/31	83,655
160,608	Ginnie Mae I Pool	6.5000	03/15/31	169,763
25,000	Ginnie Mae I Pool	6.5000	03/15/31	26,190
86,993	Ginnie Mae I Pool	6.5000	03/15/31	90,171
36,832	Ginnie Mae I Pool	6.5000	04/15/31	37,576
82,353	Ginnie Mae I Pool	6.5000	04/15/31	86,068

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 82.6% (Continued)
	AGENCY MBS OTHER - 9.6% (Continued)
25,000	Ginnie Mae I Pool		6.5000	04/15/31	$ 26,371
99,018	Ginnie Mae I Pool		6.5000	05/15/31	103,446
25,000	Ginnie Mae I Pool		6.5000	05/15/31	26,190
86,253	Ginnie Mae I Pool		6.5000	05/15/31	89,378
25,000	Ginnie Mae I Pool		6.5000	06/15/31	26,371
37,484	Ginnie Mae I Pool		6.5000	08/15/31	39,540
40,278	Ginnie Mae I Pool		6.5000	08/15/31	42,196
263,216	Ginnie Mae I Pool		6.5000	11/15/31	285,146
410,354	Ginnie Mae I Pool		6.5000	11/15/31	449,988
139,922	Ginnie Mae I Pool		6.5000	01/15/32	146,861
91,808	Ginnie Mae I Pool		6.0000	08/15/32	98,422
96,504	Ginnie Mae I Pool		6.0000	08/15/32	100,571
596,344	Ginnie Mae I Pool(b)		6.5000	08/15/32	654,098
316,574	Ginnie Mae I Pool(b)		6.0000	09/15/32	343,487
446,051	Ginnie Mae I Pool		6.5000	02/15/33	489,386
105,400	Ginnie Mae I Pool		6.0000	04/15/33	110,718
386,940	Ginnie Mae I Pool(b)		6.0000	08/15/33	419,952
383,854	Ginnie Mae I Pool		5.0000	04/15/38	413,970
810,756	Ginnie Mae I Pool		5.0000	06/15/38	873,549
863,669	Ginnie Mae I Pool(b)		5.0000	09/15/38	933,108
					9,901,532

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $83,644,040)				85,066,167

Contracts
	EQUITY OPTIONS PURCHASED(a) - 0.2%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.2%
800	iShares 20+ Year Treasury Bond ETF	01/21/2022	$ 140	$ 11,855,200	18,400
400	iShares 20+ Year Treasury Bond ETF	02/18/2022	140	5,927,600	34,400
650	iShares 20+ Year Treasury Bond ETF	03/18/2022	140	9,632,350	96,200
	TOTAL PUT OPTIONS PURCHASED (Cost - $546,649)				149,000(c)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $546,649)				149,000

ATLAS U.S. TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

	TOTAL INVESTMENTS - 160.2% (Cost $161,637,361)			$ 164,885,796
	LIABILITIES IN EXCESS OF OTHER ASSETS - (60.2)%			(61,967,426)
	NET ASSETS - 100.0%			$ 102,918,370

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)(c)
82	CBOT US Long Bond Future	03/22/2022	$ 13,155,916	$ (172,760)
TOTAL FUTURES CONTRACTS

Principal Amount ($)
		Interest (%)	Maturity	Fair Value
REVERSE REPURCHASE AGREEMENTS - (62.4)%

(10,599,000)	Amherst Pierpont Repo (acquired 12/07/2021)	0.2500	01/07/2022	$ (10,599,000)
(8,355,000)	Goldman Sachs Repo (acquired 12/07/2021)	0.2200	01/07/2022	(8,355,000)
(15,320,000)	INTL FCStone Repo (acquired 12/29/2021)	0.2500	01/06/2022	(15,320,000)
(29,985,000)	South Street Repo (acquired 12/07/2021)	0.1800	01/07/2022	(29,985,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $64,259,000)			$ (64,259,000)

ETF	- Exchange-Traded Fund
MBS	- Mortgage-Backed Security
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	This security has been pledged as collateral for securities sold under agreements to repurchase of $72,810,942.
(c)	Amount subject to interest rate contract risk exposure.

Fannie Mae - Mortgage-backed securities guaranteed by the Federal National Mortgage Association. These obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life of these securities may be substantially less than their original maturity.

Freddie Mac - Mortgage-backed securities guaranteed by the Federal Home Loan Mortgage Corporation. These obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life of these securities may be substantially less than their original maturity.

Ginnie Mae - Mortgage-backed securities guaranteed by the Government National Mortgage Association. These obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life of these securities may be substantially less than their original maturity. GNMA securities are the only mortgage-backed securities guaranteed by the full faith and credit of the U.S. Government.